Commitments and Contingencies - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Teekay LNG
Other Commitments [Line Items]
Principal Amount Outstanding On Secured Loan Facilities and Fair Value of Interest Rate Swaps		$ 1,400,000
Settlement Proposal With HMRC Related to Deductibility Of Certain Related Party Transactions in 2010 | Teekay LNG
Other Commitments [Line Items]
Loss Contingency, Loss in Period	$ 1,100
Loss Contingency Accrual			$ 1,600
Settlement Proposal With HMRC Related to Deductibility Of Certain Related Party Transactions in 2010 | Teekay Tangguh Joint Venture
Other Commitments [Line Items]
Loss Contingency, Loss in Period	$ 1,600